UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number: N/A

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S & E Partners, L.P.
Address: 660 Madison Avenue, 20th Floor
         New York, NY 10021

Form 13F File Number : 28- 04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Craig Effron
Title: President
Phone: 212-355-5600

Signature, Place, and Date of Signing:

                                        New York, NY
-----------------------------  ------------------------------  -----------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

               Form 13F File Number          Name

             28-                             N/A
                 ----------------------
                 [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          111

Form 13F Information Table Value Total: $      137,096
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.            Form 13F File Number                  Name

       01         28-04329                              Scoggin LLC

   [Repeat as necessary.]

Quarter Ended 03/31/00

                           Form 13F Information Table

                Column 1      Column 2   Column 3      Column 4         Column 5        Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                               Title                 Value           SHRS or  SH/ Put/  Investment   Other          Voting Authority
             Name of Issuer   of Class     Cusip    (x1000)   PRN    PRN AMT  PRN Call  Discretion  Managers Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp         common    003830106    183   1.1150  163,950               Sole              Sole
Abraxas Petroleum Corp         common    003830106    144   1.1150  129,092              Defined     01     Sole
Aetna Inc.                     common    008117103    696  55.6875   12,500               Sole              Sole
Aetna Inc.                     common    008117103    557  55.6875   10,000              Defined     01     Sole
America Online, Inc.           common    02364J104  1,356  67.8125   20,000               Sole              Sole
America Online, Inc.           common    02364J104  1,085  67.8125   16,000              Defined     01     Sole
ARV Assisted Living Inc        common    00204C107     72   1.4375   50,000               Sole              Sole
ARV Assisted Living Inc        common    00204C107     43   1.4375   30,000              Defined     01     Sole
AT&T Corp                      common    001957DDL    169   3.3750      500    Call       Sole              Sole
AT&T Corp                      common    001957DDL    135   3.3750      400    Call      Defined     01     Sole
AT&T Corp                      common    001957DDT     30   1.1875      250    Call       Sole              Sole
AT&T Corp                      common    001957DDT     24   1.1875      200    Call      Defined     01     Sole
AT&T Corp                      common    001957EEE     39   1.5625      250    Call       Sole              Sole
AT&T Corp                      common    001957EEE     31   1.5625      200    Call      Defined     01     Sole
AT&T Corp                      common    001957GDQ    356   7.1250      500    Call       Sole              Sole
AT&T Corp                      common    001957GDQ    285   7.1250      400    Call      Defined     01     Sole
AXENT Technologies Inc.        common    05459C108    703  18.7500   37,500               Sole              Sole
AXENT Technologies Inc.        common    05459C108    581  18.7500   31,000              Defined     01     Sole
BCE Inc                        common    05534B109 10,662 125.4375   85,000               Sole              Sole
BCE Inc                        common    05534B109  9,784 125.4375   78,000              Defined     01     Sole
Citizens Utilities Company     common    177342201  2,047  16.3750  125,000               Sole              Sole
Citizens Utilities Company     common    177342201  1,638  16.3750  100,000              Defined     01     Sole
Columbia Energy Group          common    197648108    889  59.2500   15,000               Sole              Sole
Columbia Energy Group          common    197648108    847  59.2500   14,300              Defined     01     Sole
Columbia Energy Group          common    197648ADW    414   6.6250      625    Call       Sole              Sole
Columbia Energy Group          common    197648ADW    364   6.6250      550    call      Defined     01     Sole
Columbus McKinnon Corp         common    199333105  3,844  12.5000  307,500               Sole              Sole
Columbus McKinnon Corp         common    199333105      2  12.5000      146              Defined     01     Sole
C-Cube Microsystems            common    125015107  1,092  72.8125   15,000               Sole              Sole
C-Cube Microsystems            common    125015107  2,112  72.8125   29,000              Defined     01     Sole
Earthgrain Co.                 common    270319106  2,231  14.8750  150,000               Sole              Sole
Earthgrain Co.                 common    270319106  1,859  14.8750  125,000              Defined     01     Sole
Edward Life Sciences           common    28176E108  1,017  13.5625   75,000               Sole              Sole
Edward Life Sciences           common    28176E108    814  13.5625   60,000              Defined     01     Sole
Gaylord Container Corporation  common    368145108    315   6.3750   49,400               Sole              Sole
Gaylord Container Corporation  common    368145108    226   6.3750   35,400              Defined     01     Sole
General Motors 4/75 C          common    370442DER    388   8.6250      450    Call       Sole              Sole
General Motors Corp.           common    370442DER    323   8.6250      375    Call      Defined     01     Sole
General Motors Corp.           common    370442PFG    103   4.1250      250     Put       Sole              Sole
General Motors Corp.           common    370442PFG     83   4.1250      200     Put      Defined     01     Sole
General Motors Corp.           common    370442FES    188  10.7500      175    Call       Sole              Sole
General Motors Corp.           common    370442FES    134  10.7500      125    Call      Defined     01     Sole
General Motors Corp - Class H  common    370442RGU    169  11.6250      145     Put       Sole              Sole
General Motors Corp - Class H  common    370442RGU    145  11.6250      125     Put      Defined     01     Sole
Kenetech Corp                  common    488878109    348   0.6100  570,000               Sole              Sole
Kenetech Corp                  common    488878109    286   0.6100  469,500              Defined     01     Sole
Marvel Enterprises Inc. 8%     conv. prf 57383M207  2,104   6.8750  306,000               Sole              Sole
Marvel Enterprises Inc. 8%     conv. prf 57383M207  1,403   6.8750  204,000              Defined     01     Sole
MediaOne Group, Inc            common    58440J104 11,340  81.0000  140,000               Sole              Sole
MediaOne Group, Inc            common    58440J104  9,518  81.0000  117,500              Defined     01     Sole
MediaOne Group, Inc            common    58440JDDT    259  20.7500      125    Call       Sole              Sole
MediaOne Group, Inc            common    58440JDEB    198  15.8750      125    Call       Sole              Sole
MediaOne Group, Inc            common    58440JGEZ    163   6.5000      250    Call       Sole              Sole
MediaOne Group, Inc            common    58440JGEZ    130   6.5000      200    Call      Defined     01     Sole
Medical Manager Corp           common    58461U103    878  35.1250   25,000               Sole              Sole
Medical Manager Corp           common    58461U103    650  35.1250   18,500              Defined     01     Sole
Metro One Telecommunications   common    59163F105    656  13.1250   50,000               Sole              Sole
Metro One Telecommunications   common    59163F105    551  13.1250   42,000              Defined     01     Sole
Metropolis Realty Trust Inc.   common    591730106    430  10.7500   40,000               Sole              Sole
Metropolis Realty Trust Inc.   common    591730106    323  10.7500   30,088              Defined     01     Sole
Nabisco Holdings Corp          common    629526104 12,900  32.2500  400,000               Sole              Sole
Nabisco Holdings Corp          common    629526104 10,481  32.2500  325,000              Defined     01     Sole
Nabisco Holdings Corp          common    629526FBW     52   4.1250      125    Call       Sole              Sole
Nabisco Holdings Corp          common    629526FBW     52   4.1250      125    Call      Defined     01     Sole
Network Associaties, Inc.      common    640938106    402  32.1875   12,500               Sole              Sole
Network Associaties, Inc.      common    640938106    322  32.1875   10,000              Defined     01     Sole
Network Associaties, Inc.      common    640938ABH    381  15.2500      250    Call       Sole              Sole
Network Associaties, Inc.      common    640938ABH    305  15.2500      200    Call      Defined     01     Sole
Overseas Fimgroup Inc          common    690337118     10   0.2500   40,000               Sole              Sole
Overseas Fimgroup Inc          common    690337118      8   0.2500   30,000              Defined     01     Sole
Paradyne Networks Inc.         common    69911G107    908  30.2500   30,000               Sole              Sole
Paradyne Networks Inc.         common    69911G107    741  30.2500   24,500              Defined     01     Sole
Pervasive Software Inc.        common    715710109    320  12.8125   25,000               Sole              Sole
Pervasive Software Inc.        common    715710109    255  12.8125   19,900              Defined     01     Sole
Philip Morris Companies Inc.   common    718154107    264  21.1250   12,500               Sole              Sole
Philip Morris Companies Inc.   common    718154107    211  21.1250   10,000              Defined     01     Sole
Presstek Inc.                  common    741113104    945  23.6250   40,000               Sole              Sole
Presstek Inc.                  common    741113104    780  23.6250   33,000              Defined     01     Sole
Qwest Communications Intl      common    749121109  4,800  48.0000  100,000               Sole              Sole
Qwest communications Intl      common    749121109  4,800  48.0000  100,000              Defined     01     Sole
Qwest Communications           common    749121PCN     13   0.2500      500     Put       Sole              Sole
Qwest Communications Intl      common    749121PCN     10   0.2500      400     Put      Defined     01     Sole
Qwest Communications           common    749121PDS    606  12.1250      500     Put       Sole              Sole
Qwest Communications Intl      common    749121PDS    485  12.1250      400     Put      Defined     01     Sole
Rare Medium Group Inc          common    75382N109    330  44.0000    7,500               Sole              Sole
Rare Medium Group Inc          common    75382N109    264  44.0000    6,000              Defined     01     Sole
S&P 500 Index                  common    R40000SXZ    238  23.7500      100     Put       Sole              Sole
S&P 500 Index                  common    R40000SXZ    238  23.7500      100     Put      Defined     01     Sole
S&P 500 Index                  common    R45000SXZ    529  35.2500      150     Put       Sole              Sole
S&P 500 Index                  common    R45000SXZ    353  35.2500      100     Put      Defined     01     Sole
Tele sudeste Celular           common    879252104    553  49.9375   11,080               Sole              Sole
Tele sudeste Celular           common    879252104    573  49.9375   11,480              Defined     01     Sole
Tele sudeste Celular           common    879252DCM    390  10.0000      390    Call       Sole              Sole
Tele sudeste Celular           common    879252DCM    310  10.0000      310    Call      Defined     01     Sole
Thermo Electron Corp.          common    883556102  1,019  20.3750   50,000               Sole              Sole
Thermo Electron Corp.          common    883556102    815  20.3750   40,000              Defined     01     Sole
3Com Corporation               common    885535104  1,389  55.5625   25,000               Sole              Sole
3Com Corporation               common    885535104  1,111  55.5625   20,000              Defined     01     Sole
Time Warner Inc.               common    887315AFQ    625  25.0000      250    Call       Sole              Sole
Time Warner Inc.               common    887315AFQ    500  25.0000      200    Call      Defined     01     Sole
Topps Company Inc              common    890786106    623   8.3125   75,000               Sole              Sole
Topps Company Inc              common    890786106    540   8.3125   65,000              Defined     01     Sole
US West Inc                    common    91273H101  1,816  72.6250   25,000               Sole              Sole
US West Inc                    common    91273H101  1,743  72.6250   24,000              Defined     01     Sole
US West Inc                    common    91273HAER    613  12.2500      500    call       Sole              Sole
US West Inc                    common    91273HAER    527  12.2500      430    call      Defined     01     Sole
Varian Inc                     common    922206107    959  38.3750   25,000               Sole              Sole
Varian Inc                     common    922206107    576  38.3750   15,000              Defined     01     Sole
Vengold Inc.                   common    92267K100    678   1.9375  350,000               Sole              Sole
Vengold Inc.                   common    92267K100    543   1.9375  280,000              Defined     01     Sole
Wyndham International Inc      common    983101106    984   1.8750  525,000               Sole              Sole
Wyndham International Inc      common    983101106    792   1.8750  422,500              Defined     01     Sole

                                                          137,096